Prospectus Supplement dated November 12, 2010
The purpose of this mailing is to provide you with changes to the current Prospectus for Class A, B, C, R and Y shares of the Fund listed below:
Invesco Pacific Growth Fund
The following information replaces in its entirety the information under the heading “FUND SUMMARY – Management of the Fund” of the prospectus:
“Investment Adviser: Invesco Advisers, Inc. (the Adviser).
Investment Sub-Advisers: Invesco Asset Management (Japan) Limited and Invesco Hong Kong Limited

Portfolio Managers	Title	Length of Service on the Fund

Paul Chan	Portfolio Manager	2010

Daiji Ozawa	Portfolio Manager	2010

Kunihiko Sugio	Portfolio Manager	2010 (predecessor fund 1998)”
The third paragraph and corresponding table appearing under the heading “FUND MANAGEMENT – The Advisers” of the prospectus is hereby deleted in its entirety.
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” of the prospectus:
“Investment decisions for the Fund are made by the investment management team at Invesco Hong Kong and Invesco Japan. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Paul Chan, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco Hong Kong and/or its affiliates since 2001.

•	Daiji Ozawa, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco Japan and/or its affiliates since 2010. From 2007 to 2010, he was a Japanese Equity Value portfolio manager at Morgan Stanley Investment Trust Management Co. From 2006 to 2007, he was the Head of Investment (Equity) at Western Asset Management. From 1998 to 2006, he was the Director and Head of Equity Investments as Cititrust & Banking Corporation (Citigroup Asset Management).

•	Kunihiko Sugio, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco Japan and/or its affiliates since 2010. Mr. Sugio served as Portfolio Manager of the predecessor fund since 1998. Prior to the commencement of operations by the Fund, Mr. Sugio was associated with Morgan Stanley Asset & Investment Trust Management Co., Limited in an investment management capacity (1993 to 2010).
     More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

Statement of Additional Information Supplement dated November 12, 2010
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y and Institutional Class shares, as applicable, of the Funds listed below:
Invesco Commodities Strategy Fund
Invesco Global Advantage Fund
Invesco Global Dividend Growth Securities Fund
Invesco Health Sciences Fund
Invesco Pacific Growth Fund
Invesco Van Kampen Emerging Markets Fund
Invesco Van Kampen Global Equity Allocation Fund
Invesco Van Kampen Global Franchise Fund
Invesco Van Kampen Global Tactical Asset Allocation Fund
Invesco Van Kampen International Advantage Fund
Invesco Van Kampen International Growth Fund
The fifth and sixth paragraphs and corresponding table appearing under the heading “INVESTMENT ADVISORY AND OTHER SERVICES — Investment Sub-Advisers” is hereby deleted in its entirety.
The following information replaces in its entirety the information appearing under the heading “Portfolio Manager Fund Holdings and Information on Other Managed Accounts — Invesco Pacific Growth Fund” of the Statement of Additional Information. The following table reflects information as of December 31, 2009 (except as noted):

		Other Registered Mutual		Other Pooled Investment		Other Accounts
	Dollar	Funds Managed (assets in		Vehicles Managed (assets		Managed
	Range of	millions)		in millions)		(assets in millions)
	Investments	Number		Number		Number
“Portfolio	in Each	of		of		of
Manager	Fund[1]	Accounts	Assets	Accounts	Assets	Accounts	Assets
Invesco Pacific Growth Fund
Paul Chan	None	None	None	35	$2,904.9	35	$1,114.9
Daiji Ozawa[2]	None	None	None	7	$863.8	6	$4,875.2
Kunihiko Sugio	None	2	$680.5	2	$795.9	15	$4,600.0

1	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2	Mr. Ozawa will begin serving as portfolio manager of Invesco Pacific Growth Fund on November 12, 2010. Information for Mr. Ozawa has been provided as of October 31, 2010.